Cover	12 Months Ended
Sep. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Globavend Holdings Limited
Entity Central Index Key	0001978527
Entity File Number	001-41831
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	May 22, 2023
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Office 1401
Entity Address, Address Line Two	Level 14
Entity Address, Address Line Three	197 St Georges Tce
Entity Address, City or Town	Perth
Entity Address, State or Province	WA
Entity Address, Country	AU
Entity Address, Postal Zip Code	6000
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, par value US$0.20 per share
Trading Symbol	GVH
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	1,526,113
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Wai Yiu Yau
Contact Personnel Email Address	project@globavend.com
Entity Address, Address Line One	Office 1401
Entity Address, Address Line Two	Level 14
Entity Address, Address Line Three	197 St Georges Tce
Entity Address, City or Town	Perth
Entity Address, State or Province	WA
Entity Address, Country	AU
Entity Address, Postal Zip Code	6000
Entity Phone Fax Numbers [Line Items]
City Area Code	+ 61
Local Phone Number	08 6141 3263